UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER DISTRIBUTION REPORT
PURSUANT TO SECTION 13 OR 15(D) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the Monthly Distribution Period from July 1, 2008 — July 31, 2008
Commission File Number of Issuing Entity: 333-138140-04
DAIMLERCHRYSLER AUTO TRUST 2008-B

(Exact name of issuing entity as specified in its charter)
Commission File Number of Depositor: 333-138140
DAIMLERCHRYSLER FINANCIAL SERVICES AMERICAS LLC

(Exact name of depositor as specified in its charter)
DAIMLERCHRYSLER FINANCIAL SERVICES AMERICAS LLC

(Exact name of sponsor as specified in its charter)

State of Delaware	20-7155968

(State or other jurisdiction of incorporation or organization of the issuing entity)	(IRS Employer Identification No.)

c/o BNY Mellon Trust of Delaware, as owner trustee White Clay Center, Route 273, Newark, Delaware	19711

Address of principal executive offices of the issuing entity)	(ZIP Code)
(302) 283-8905

Telephone number, including area code

Registration/reporting pursuant to (check one)
	Section	Section	Section	Name of Exchange
Title of Class	12(b)	12(g)	15(d)	(if Section 12(b)
Class A-2a Notes	☐	☐	☑

Class A-2b Notes	☐	☐	☑

Class A-3a Notes	☐	☐	☑

Class A-3b Notes	☐	☐	☑

Class A-4a Notes	☐	☐	☑

Class A-4b Notes	☐	☐	☑
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports) and (2) has been subject to such filing requirements for the past 90 days.
     Yes ☐      No ☑

Part I — Distribution Information

Item 1.	Distribution and Pool Performance Information.
     Distribution and performance information for the asset pool of the issuing entity is set forth in the attached exhibit.
Part II — Other Information

Item 9.	Exhibits.

Exhibit
No.	Description of Exhibit
99	The monthly distribution report of DaimlerChrysler Auto Trust 2008-B

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

DaimlerChrysler Auto Trust 2008-B (Issuing Entity) By: DAIMLERCHRYSLER FINANCIAL SERVICES AMERICAS LLC (Servicer)

Date: August 21, 2008	By:	/s/ Q. Gwynn Lam
Q. Gwynn Lam
Assistant Secretary

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

99	The monthly distribution report of DaimlerChrysler Auto Trust 2008-B